                          MFS(R) STRATEGIC GROWTH FUND

         Supplement dated November 17, 1998 (as revised October 1, 1999)
                           to the Current Prospectus

     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated November 17, 1998. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table.  The "Performance Table" is supplemented as follows:

     Average Annual Total Returns as of December 31, 1997

                                                  1 Year      Life*
                                                 -------     ------
     Class I shares                              52.18%      46.38%
     Standard & Poor's 500 Composite Index**+    33.36%      28.10%
-----------------
* For the period from the commencement of the Fund's investment operations on January 2, 1996, through December 31, 1997.
** The Standard & Poor's 500 Composite Index is a market capitalization weighted price index composed of 500 widely held companies.
+    Source: CDA/Wisenberger

     The fund initially offered class A shares on January 2, 1996 and class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares. Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge.

2.   EXPENSE SUMMARY

     Expense Table.  The "Expense Table" is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees.........................................       0.75%
     Distribution and Service (12b-1) Fees...................       0.00%
     Other Expenses(1).......................................       0.33%
                                                                    -----
     Total Annual Fund Operating Expenses....................       1.08%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

     Example of Expenses. The "Example of Expenses" table is supplemented as follows:

            Share Class     Year 1      Year 3       Year 5     Year 10
            -----------     ------      ------       ------     -------

          Class I shares     $110        $343         $595       $1,317

3.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is supplemented as follows:

Financial Statements - Class I Shares

                                                                                 Year Ended               Period Ended
                                                                              August 31, 1998           August 31, 1997*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                              $16.80                   $12.08
                                                                                   ------                   ------
Income from Investment Operations# -
    Net investment income lossss.                                                  $(0.08)                  $(0.04)
    Net  realized  and  unrealized   gain  on  investments  and  foreign
    currency transactions                                                            2.31                     4.76
                                                                                   ------                   ------
    Total from investment operations                                               $ 2.23                   $ 4.72
                                                                                   ------                   ------
Less  distributions  declared to shareholders  from net realized gain on
     investments and foreign currency transactions                                 $(0.18)                     --
Net asset value - end of period                                                    $18.85                   $16.80
                                                                                   ======                   ======
Total return                                                                        13.32%                   39.24%++
Ratios (to average net assets)/Supplemental datass. -
Expenses##                                                                           1.08%                    0.94%+
Net investment loss                                                                 (0.37)%                  (0.40)%+
Portfolio turnover                                                                     56%                     82%
Net assets at end of period (000 omitted)                                         $18,335                  $13,462

-----------------
* For the period from the inception of Class I shares, January 2, 1997, through August 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
ss. Subject to reimbursement by the Fund, the Adviser voluntarily agreed to maintain expenses of the fund, exclusive of management fees, at not more than 0.50% per annum of average daily net effective April 14, 1997 through August 31, 1997. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

     Net investment loss                                                             $-                     $(0.06)
     Ratios (to average net assets):
     Expenses                                                                         -                      1.14%+
     Net Investment loss                                                              -                     (0.60)%+

 The date of this Supplement is November 17, 1998 (as revised October 1, 1999).

                       MFS RESEARCH GROWTH AND INCOME FUND

          Supplement  dated  January  1,  1999  (as  revised  October  1,  1999)
               Prospectus and Statement of Additional Information


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1999, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

                                EXPENSE SUMMARY

Shareholder Transaction Expenses:                                                                Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees........................................................................       0.65%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses (after fee reduction)(1)(2).............................................       0.39%
                                                                                                 ----
   Total Operating Expenses (after fee reduction).........................................       1.04%

-----------------

(1) "Other Expenses" is based on Class A expenses incurred during the fiscal period ended August 31, 1998.

(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

        Period                                               Class I

        1 year.............................                  $ 11
        3 years............................                    33
        5 years............................                    57
        10 years...........................                   127

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the

     Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Statements - Class I Shares

                                                                         Year Ended             Period Ended
                                                                        August 31, 1998        August 31, 1997**

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $    14.16               $   12.01
                                                                         ----------               ---------
Income from investment operations# -
    Net investment incomess.                                             $     0.13               $     0.08
    Net realized and unrealized gain on investments and
       foreign currency transactions                                           0.78                     2.11
                                                                         ----------               ----------
         Total from investment operations                                $     0.91               $    2.19
                                                                         ----------               ---------
Less distributions declared  to shareholders -
    From net investment income                                           $    (0.03)              $   (0.02)
    From net realized gain on investments                                     (0.57)                   --
    In excess of net investment income                                          --                    (0.02)
                                                                         ----------               ---------
      Total distributions declared to shareholders                       $    (0.60)              $   (0.04)
                                                                         -----------              ---------
Net asset value - end of period                                          $    14.47               $   14.16
                                                                         ----------               ---------
Total return                                                                   6.62%               19.01%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses                                                                   1.05%##               1.18%+
    Net investment income                                                      0.80%                 0.87%+
Portfolio turnover                                                              101%                   106%
Net assets at end of period (000 omitted)                                     $1,011                  $825

-----------------
** For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
+    Annualized.
++   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. For the period ended August 31, 1997, subject to reimbursement by the Fund, the investment adviser voluntarily agreed to maintain the other expenses of the Fund, exclusive of management fees, at not more than 0.60% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

        Net investment income                                              --                     $ 0.08
        Ratios (to average net assets):
           Expenses##                                                      --                       1.22%+
           Net investment income                                           --                       0.83%+

                              ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least
     $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

                       SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

                               OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

  The date of this Supplement is January 1, 1999 (as revised October 1, 1999).

                             MFS EQUITY INCOME FUND

      Supplement to the Prospectus and Statement of Additional Information dated
               January 1, 1999 (as revised October 1, 1999)

     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1999, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

                                EXPENSE SUMMARY

Shareholder Transaction Expenses:                                                                Class I
                                                                                                 -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees........................................................................       0.60%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses (after expense limitation)(1)(2)........................................       0.40%
                                                                                                 ----
   Total Operating Expenses (after expense limitation)(2).................................       1.00%

-----------------
(1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.40% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 1.15% and 1.75%, respectively. See "Other Information" below.

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                              Period                         Class I
                              ------                         -------
             1 year...........................              $ 10
             3 years..........................                32
             5 years..........................                55
             10 years.........................               122

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Highlights - Class I Shares

                                                                     PERIOD ENDED                PERIOD ENDED
                                                                   AUGUST 31, 1998             AUGUST 31, 1997*
                                                                   ---------------             ----------------

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                 $ 14.81                       $ 12.20
                                                                      -------                       -------
Income from investment operations# -
     Net investment incomess.                                         $  0.24                       $  0.15
     Net realized and unrealized gain on investments
         and foreign currency###                                         1.09                          2.46
                                                                      -------                       -------
              Total from investment operations                        $  1.33                       $  2.61
                                                                      -------                       -------
Less distributions declared to shareholders -
     From net investment income                                       $ (0.21)                      $   --
     From net realized gain on investments and
         foreign currency transactions                                  (1.71)                          --
                                                                      --------                      -------
              Total distributions declared to shareholders            $ (1.92)                      $   --
                                                                      --------                      -------
Net asset value - end of period                                        $14.22                        $14.81
                                                                      -------                       -------
Total return                                                             9.83%                        21.39%++
Ratios (to average net assets)/Supplemental datass.:
     Expenses                                                            1.18%                         1.50%+
     Net investment income                                               1.57%                         1.51%+
Portfolio turnover                                                        89%                          118%
Net assets at end of period (000 omitted)                                $999                           $964

-----------------
* For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain (loss) for the year ended August 31, 1998 because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time. ss. Effective November 1, 1997, subject to reimbursement by the Fund, the investment adviser voluntarily agreed to maintain the expenses of the Fund, exclusive of management, distribution and service fees, at not more than 0.40% of average daily net assets. Prior to November 1, 1997, subject to reimbursement by the Fund, the investment adviser voluntarily agreed to maintain the expenses of the Fund, exclusive of management, distribution, and service fees, at not more than 1.50% of average daily net assets. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

         Net investment income                                           $ 0.12               $0.03
         Ratios (to average net assets):
              Expenses##                                                   1.93%               2.67%+
              Net investment income                                        0.82%               0.35%+

                              ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least
     $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

                       SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

                               OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.



















  The date of this Supplement is January 1, 1999 (as revised October 1, 1999).

                             MFS NEW DISCOVERY FUND

      Supplement to the Prospectus and Statement of Additional Information dated
               January 1, 1999 (as revised October 1, 1999)


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1999, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                                                Class I
                                                                                                 -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees........................................................................       0.90%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses (after expense limitation)(1)(2)........................................       0.25%
                                                                                                 ----
   Total Operating Expenses (after expense limitation)(2).................................       1.15%

-----------------
(1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.25% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 0.38% and 1.28%, respectively. See "Other Information" below.

                               Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

          Period                                               Class I
          ------                                               -------
          1 year........................................        $ 12
          3 years.......................................          37
          5 years.......................................          63
          10 years......................................         140

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Highlights - Class I Shares

                                                                        YEAR ENDED              PERIOD ENDED
                                                                     AUGUST 31, 1998          AUGUST 31, 1997*
                                                                     ---------------          ----------------

Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                  $  13.08                  $ 10.00
                                                                       --------                  -------
Income from investment operations# -
     Net investment income (loss)ss.                                   $  (0.03)                 $  1.01
     Net realized and unrealized gain (loss) on investments
         and foreign currency transactions                                (0.40)                    2.07
                                                                       ---------                 -------
             Total from investment operations                          $  (0.43)                 $  3.08
                                                                       ---------                 -------
Less distributions declared to shareholders -
     From net investment income                                        $  (0.72)                 $   --
     From net realized gain on investments and foreign
         currency transactions                                            (1.23)                     --
                                                                       ---------                 --------
             Total distributions declared to shareholders              $  (1.95)                 $   --
                                                                       ---------                 --------
Net asset value - end of period                                        $  10.70                  $ 13.08
                                                                       ---------                 -------
Total return                                                              (4.50)%                  30.80%++
Ratios (to average net assets)/Supplemental datass.:
     Expenses                                                              1.15%###                 1.50%+
     Net investment income (loss)                                         (0.21)%                  12.65%+
Portfolio turnover                                                         196%                       887%
Net assets at end of period (000 omitted)                                 $3,321                    $1,494

-----------------
* For the period from the commencement of the Fund's investment operations, January 2, 1997, through August 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
### The Fund's expenses without reduction for fees paid indirectly for the period ended August 31, 1998 would have been 1.18%.
ss. The investment adviser voluntarily agreed to maintain the expenses of the Fund, excluding management, distribution, and service fees, at not more than 0.25% of average daily net assets effective November 1, 1997. Prior to November 1, 1997, the investment advisor voluntarily agreed to maintain the other expenses of the Fund at not more than 1.50% of the Fund's average daily net assets, and the investment adviser did not impose any of its fees. If these fees had not been waived and actual expenses had been over/under this limitation, the net investment income (loss) per share and the ratios would have been:

     Net investment income (loss)                                          $(0.03)           $ 0.92
     Ratios (to average net assets):
         Expenses##                                                          1.28%             2.52%+
         Net investment income (loss)                                       (0.31)%           11.63%+

                              ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least
     $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

                       SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

                               OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.


  The date of this Supplement is January 1, 1999 (as revised October 1, 1999).

                         MFS RESEARCH INTERNATIONAL FUND

      Supplement to the Prospectus and Statement of Additional Information dated
               January 1, 1999 (as revised October 1, 1999)


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1999, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

                                EXPENSE SUMMARY

Shareholder Transaction Expenses:                                                                Class I
                                                                                                 -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...........................................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable)....................       None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees........................................................................       1.00%
   Rule 12b-1 Fees........................................................................       None
   Other Expenses (after expense limitation)(1)((2).......................................       0.40%
                                                                                                 -----
   Total Operating Expenses (after expense limitation)(2).................................       1.40%

-----------------
(1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.40% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 2.35% and 3.35%, respectively. See "Other Information" below.

                               Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

              Period                                               Class I
              ------                                               -------
              1 year........................................         $14
              3 years.......................................          44
              5 years.......................................          77
              10 years......................................         168

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Highlights - Class I Shares

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                  AUGUST 31, 1998       AUGUST 31, 1997*

Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  10.95               $ 10.00
                                                                     --------               -------
Income from investment operations# -
     Net investment income**                                         $   0.06               $  0.07
     Net realized and unrealized gain on investments
         and foreign currency transactions###                            0.34                  0.88
                                                                     --------               -------
              Total from investment operations                       $   0.40               $  0.95
                                                                     --------               -------
Less distributions declared to shareholders -
     From net investment income                                      $  (0.05)              $   --
     From net realized gain on investments and
         foreign currency transactions                                  (1.04)              $   --
                                                                     ---------              -------
              Total distributions declared to shareholders           $  (1.09)              $   --
                                                                     ---------              -------
Net asset value - end of period                                      $  10.26               $ 10.95
                                                                     --------               -------
Total return                                                             4.13%                 9.60%^^
Ratios (to average net assets)/Supplemental data**:
     Expenses##                                                          1.40%                 1.68%^
     Net investment income                                               0.53%                 0.85%^
Portfolio turnover                                                         89%                  137%
Net assets at end of period (000 omitted)                                $1,199                $1,022

-----------------
* For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
** For the year ended August 31, 1998, the investment adviser, subject to reimbursement by the Fund, voluntarily agreed to maintain the other expenses of the Fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. For the period ended August 31, 1997, the investment adviser voluntarily agreed to maintain the other expenses of the Fund at not more than 1.75% of the Fund's average daily net assets. The investment adviser and shareholder servicing agent did not impose any of their fees for the period ended August 31, 1997. If these fees had not been waived and actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

     Net investment loss                                               $(0.15)                $   --
     Ratios (to average net assets):
         Expenses##                                                      3.55%                  2.81%^
         Net investment loss                                            (1.61)%                (0.28)%^

                              ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least
     $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

                       SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

                               OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.



  The date of this Supplement is January 1, 1999 (as revised October 1, 1999).